INVESTMENTS SECURITIES - HELD TO MATURITY (Tables)	12 Months Ended
Jun. 30, 2019
INVESTMENTS SECURITIES - HELD TO MATURITY
Schedule of contractual maturity

The following table sets forth the contractual maturity of the balances as of June 30, 2018 in future periods and the balances as of June 30, 2019 was nil  .

Maturing within:	HTM securities
Within 1 year	$48,345,306
2 years	—
3 years	—
4 years	—
5 years	—
Thereafter	—
$48,345,306